united states
securities and exchange commission
washington, d.c. 20549

form N-CSR
certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22356

Archer Investment Series Trust

(Exact name of registrant as specified in charter)

c/o Archer Investment Corporation
11711 N. College Ave., #200, Carmel, IN 46032

(Address of principal executive offices) (Zip code)

c/o Archer Investment Corporation
11711 N. College Ave., #200, Carmel, IN 46032

(Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ 08012

Registrant's telephone number, including area code: (800) 238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2025 (Unaudited)

ARCHER BALANCED FUND

ARCHX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Archer Balanced Fund – ARCHX (the “Fund”) for the period September 1, 2024 to February 28, 2025.

You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Balanced Fund	$63	1.20%

*Annualized

managment’s discussion of fund performance

The Archer Balanced Fund (ARCHX) has demonstrated consistent performance within our family of funds. Our strategy centers on investing in what we consider to be high-quality, blue-chip stocks and bonds that we believe will deliver strong, long-term results. Many of the equity positions have been held for extended periods, reflecting our disciplined, long-term approach. Tax efficiency remains a key focus, and according to Morningstar, our 3-Year Tax Cost Ratio is more favorable than the category average. We believe this long-term investment discipline has supported performance while acknowledging the ongoing risks associated with bond duration. Currently, the fund maintains a shorter duration profile relative to the Intermediate Bond Index. We also believe that our fund's manageable size allows us to remain nimble and responsive to changing market conditions.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Archer Balanced Fund	10.22%	9.06%	6.49%	$18,759
Dow Jones Moderate U.S. Portfolio Index	11.19%	8.42%	7.13%	$19,928
Morningstar Moderate Target Risk Index	10.25%	7.08%	6.17%	$18,211

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-238-7701.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$52,729,956	99	7.71%	$109,297

INVESTMENT TYPE WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the investment type. The underlying securities represent a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Meta Platforms, Inc. Class A	4.78%
2.	Federated Treasury Obligation Fund - Institutional Shares	4.59%
3.	WalMart, Inc.	4.11%
4.	Broadcom Inc.	3.56%
5.	MasterCard, Inc. Class A	3.44%
6.	JPMorgan Chase & Co.	3.29%
7.	Apple Inc.	2.84%
8.	Microsoft Corporation	2.79%
9.	Alphabet Inc.	2.78%
10.	Quanta Services, Inc.	2.59%
	Total % of Net Assets	34.77%

How has the fund changed

The Fund has not had any material changes during the six months ended February 28, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Balanced Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.thearcherfunds.com or contact us at 1-800-238-7701.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2025 (Unaudited)

ARCHER INCOME FUND

ARINX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Archer Income Fund - ARINX (the “Fund”) for the period September 1, 2024 to February 28, 2025.

You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Income Fund	$49	0.96%

*Annualized

managment’s discussion of fund performance

The Archer Income Fund (ARINX) demonstrated a steady performance over the 12-month period ending February 28, 2025. The fund maintained a relatively stable net asset value, fluctuating within a narrow range between $17.76 and $18.30 during this timeframe.

ARINX is categorized as an intermediate core-plus bond fund, focusing on generating current income through investments in a diversified portfolio of fixed-income securities. This strategy typically includes a mix of government, corporate, and mortgage-backed bonds.

In the context of broader market movements, February 2025 was marked by volatility, with U.S. stock indexes experiencing fluctuations due to various economic factors. Despite this, ARINX's performance remained consistent, reflecting its focus on income generation and capital preservation.

Overall, ARINX's performance over the past year indicates its role as a stable component within a diversified investment portfolio, particularly for investors seeking consistent income streams.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Archer Income Fund	5.61%	1.67%	2.08%	$12,290
Bloomberg Barclay's Capital U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%	$11,613
Bloomberg Barclay's Intermediate Credit Index	6.85%	1.30%	2.51%	$12,813

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-238-7701.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$26,195,043	122	12.81%	$1,609

INVESTMENT TYPE WEIGHTINGS

The following chart gives a visual breakdown of the Fund by investment type. The underlying securities represent a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Federated Treasury Obligation Fund - Institutional Shares	16.39%
2.	U.S. Government Treasury Note/Bond, 3.875%, due 8/15/33	2.80%
3.	Federal Home Loan Bank, 5.555%, due 2/15/33	2.11%
4.	State Street Corp., 7.350%, due 6/15/26	1.97%
5.	iShares 10+ Year Investment Grade Corporate Bond ETF	1.95%
6.	Federal Farm Credit Bank, 5.570%, due 8/26/33	1.91%
7.	U.S. Government Treasury Note/Bond, 3.875%, due 3/31/25	1.91%
8.	Masco Corp., 7.750%, due 8/01/29	1.70%
9.	Pacific Bell Telephone Co., 7.125%, due 3/15/26	1.56%
10.	Walt Disney Co., 7.700%, due 10/30/25	1.56%
	Total % of Net Assets	33.86%

How has the fund changed

The Fund has not had any material changes during the six months ended February 28, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Income Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.thearcherfunds.com or contact us at 1-800-238-7701.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2025 (Unaudited)

ARCHER STOCK FUND

ARSKX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Archer Stock Fund - ARSKX (the “Fund”) for the period September 1, 2024 to February 28, 2025.

You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Stock Fund	$63	1.23%

*Annualized

managment’s discussion of fund performance

The Archer Stock Fund for the 12 prior months returned well shy of the S&P 500 Index. Although companies like Visa and Fiserv performed well, other stocks languished compared to the index. The index has become more and more concentrated with the "Magnificent 7" contributing a large portion of the return over the past year.

We believe our more balanced approach to investing in stocks will pay off in the future. Although Eli Lilly performed well, our healthcare stocks like Johnson and Johnson, United Health, and Merck did not perform well.

Going forward we believe healthcare will continue to be a good place to invest and provide some cover in the face of volatility.

We will continue to monitor the holdings and make adjustments accordingly.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Archer Stock Fund	5.39%	14.07%	8.49%	$22,591
S&P 500 Index	18.41%	16.84%	12.95%	$33,870
S&P 400 Midcap Index	8.66%	12.96%	9.15%	$24,024

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-238-7701.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$24,475,182	45	23.46%	$44,055

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Berkshire Hathaway, Inc. Class B	3.97%
2.	JPMorgan Chase & Co.	3.81%
3.	Meta Platforms, Inc. Class A	3.75%
4.	Amazon.com, Inc.	3.49%
5.	Apple, Inc.	3.46%
6.	Microsoft Corp.	3.45%
7.	NVIDIA Corp.	3.27%
8.	Broadcom, Inc.	3.23%
9.	Alphabet, Inc. Class A	3.23%
10.	Tesla, Inc.	2.74%
	Total % of Net Assets	34.40%

How has the fund changed

The Fund has not had any material changes during the six months ended February 28, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Stock Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.thearcherfunds.com or contact us at 1-800-238-7701.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2025 (Unaudited)

ARCHER DIVIDEND GROWTH FUND

ARDGX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Archer Dividend Growth Fund - ARDGX (the “Fund”) for the period September 1, 2024 to February 28, 2025.

You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Dividend Growth Fund	$53	0.98%

*Annualized

managment’s discussion of fund performance

The Archer Dividend Growth Fund (ARDGX) delivered a strong performance relative to the Total Stock Market Index for the period ending February 28, 2025. While dividend-paying stocks have recently lagged behind as investor attention shifted toward technology and a handful of large-cap names in the S&P 500, we remain confident in the long-term value dividends bring to a well-diversified portfolio. Our strategy continues to focus on companies with a consistent track record of annual dividend increases. Additionally, we see opportunity and stability in sectors such as Healthcare, Utilities, Financials, Energy, and Real Estate, which can help buffer portfolios during periods of heightened market volatility.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	Since Inception*	Ending Value
Archer Dividend Growth Fund	17.71%	9.71%	6.99%	$17,753
Dow Jones US Large-Cap Value Total Stock Market Index	15.86%	12.15%	10.07%	$22,574
Morningstar Dividend Yield Focus Index	17.88%	9.81%	6.04%	$16,457

Cumulative Performance Comparison of $10,000 Investment

* Inception September 1, 2016.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-238-7701.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$26,210,322	43	7.10%	$11,973

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Federated Treasury Obligation Fund - Institutional Shares	6.75%
2.	AbbVie Inc.	3.66%
3.	JPMorgan Chase & Co.	3.18%
4.	Gilead Sciences, Inc.	3.08%
5.	Manulife Financial Corporation	3.06%
6.	Kinder Morgan, Inc.	2.94%
7.	International Business Machines Corporation	2.89%
8.	Regions Financial Corporation	2.86%
9.	Iron Mountain Incorporated	2.77%
10.	Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	2.67%
	Total % of Net Assets	33.86%

How has the fund changed

The Fund has not had any material changes during the six months ended February 28, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Dividend Growth Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.thearcherfunds.com or contact us at 1-800-238-7701

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2025 (Unaudited)

ARCHER FOCUS FUND

AFOCX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Archer Focus Fund - AFOCX (the “Fund”) for the period September 1, 2024 to February 28, 2025.

You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Focus Fund	$52	0.99%

managment’s discussion of fund performance

The Archer Focus Fund (AFOCX) exhibited a relatively stable performance over the 12- month period ending February 28, 2025. The fund's net asset value (NAV) remained within a narrow range, indicating consistent valuation throughout the year.

AFOCX is designed to concentrate on a select group of high-conviction equity holdings, aiming for long-term capital appreciation. Its portfolio is characterized by a focused selection of stocks, which can lead to higher volatility compared to more diversified funds.

We believe investing in stocks that exhibit good cash-flow growth and are ranked as high quality will generate solid returns for shareholders.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Year	Since Inception*	Ending Value
Archer Focus Fund	10.60%	11.87%	9.16%	$15,725
Dow Jones Industrial Average Index	14.41%	13.77%	10.94%	$17,107
S&P 500 Index	18.41%	16.84%	14.40%	$20,047

Cumulative Performance Comparison of $10,000 Investment

* Inception December 30, 2019.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-238-7701.

Fund statistics

			ADVISOR
	PORTFOLIO	PORTFOLIO	REIMBURSED
NET ASSETS:	HOLDINGS:	TURNOVER:	THE FUND:
$10,537,051	41	3.43%	$(5,744)

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Meta Platforms, Inc. Class A	4.95%
2.	Costco Wholesale Corp.	4.28%
3.	Avalonbay Communities, Inc.	3.61%
4.	NVIDIA Corp.	3.44%
5.	Atmos Energy Corp.	3.35%
6.	Alphabet, Inc. Class A	3.30%
7.	Williams-Sonoma, Inc.	3.17%
8.	EMCOR Group, Inc.	2.78%
9.	Reliance, Inc.	2.74%
10.	Packaging Corp of America	2.70%
	Total % of Net Assets	34.32%

How has the fund changed

The Fund has not had any material changes during the six months ended February 28, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Focus Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.thearcherfunds.com or contact us at 1-800-238-7701.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2025 (Unaudited)

ARCHER MULTI CAP FUND

ALSMX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Archer Multi Cap Fund – ALSMX (the “Fund”) for the period September 1, 2024 to February 28, 2025.

You can find additional information about the Fund at www.thearcherfunds.com. You can also request this information by contacting us at 1-800-238-7701.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Archer Multi Cap Fund	$50	0.95%

*Annualized

managment’s discussion of fund performance

The Archer MultiCap Fund (ALSMX) benchmarks itself against a diversified blend of small-, mid-, and large-cap equities. Due to its annual rebalancing strategy, the fund typically experiences higher turnover, particularly within the small- and mid-cap segments. In contrast, many of the mega-cap holdings remain relatively consistent year over year. We believe that this multi-cap approach plays a vital role in building a well-diversified portfolio. Over the past year, while the fund trailed the S&P 500—driven largely by the concentrated performance of a few large-cap names—it outperformed the small- and mid-cap indices, highlighting the benefits of its diversified structure.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Year	Since Inception*	Ending Value
Archer Multi Cap Fund	8.91%	12.11%	9.73%	$16,153
S&P 500 Index	18.41%	16.84%	14.40%	$20,047
S&P 600 Small Cap Index	6.23%	10.72%	7.44%	$14,494
S&P 400 Mid Cap Index	8.66%	12.96%	9.84%	$16,242
Synthetic Blend 33-33-33	11.06%	13.76%	10.79%	$16,978

Cumulative Performance Comparison of $10,000 Investment

* Inception December 30, 2019.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-238-7701.

Fund statistics

			ADVISOR
	PORTFOLIO	PORTFOLIO	REIMBURSED
NET ASSETS:	HOLDINGS:	TURNOVER:	THE FUND:
$9,378,856	76	51.99%	$(10,398)

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class	6.44%
2.	Interactive Brokers Group, Inc. Class A	1.85%
3.	Terreno Realty Corp.	1.83%
4.	JPMorgan Chase & Co.	1.77%
5.	Group 1 Automotive, Inc.	1.76%
6.	Meta Platforms, Inc. Class A	1.75%
7.	Mr. Cooper Group, Inc.	1.71%
8.	Williams-Sonoma, Inc.	1.70%
9.	Merit Medical Systems, Inc.	1.63%
10.	Brinker Intl., Inc.	1.49%
	Total % of Net Assets	21.93%

How has the fund changed

The Fund has not had any material changes during the six months ended February 28, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Archer Multi Cap Fund documents not be householded, please contact Archer Funds at 1-800-238-7701, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Archer Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.thearcherfunds.com or contact us at 1-800-238-7701.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Schedule included in Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

THE ARCHER FUNDS

BALANCED FUND (ARCHX)

INCOME FUND (ARINX)

STOCK FUND (ARSKX)

DIVIDEND GROWTH FUND (ARDGX)

FOCUS FUND (AFOCX)

MULTI CAP FUND (ALSMX)

SEMI-ANNUAL FINANCIAL STATEMENTS

FEBRUARY 28, 2025

(UNAUDITED)

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

	ARCHER BALANCED FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2025 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 64.56%

Air Courier Services - 1.62%
3,250	FedEx Corp.	$ 854,425

Aircraft Engines & Engine Parts - 2.02%
5,000	Honeywell International, Inc.	1,064,450

Beverages - 1.16%
4,000	PepsiCo, Inc.	613,880

Cable & Other Pay Television Services - 0.48%
7,000	Comcast Corp.	251,160

Electric Services - 3.07%
3,400	American Electric Power Company, Inc.	360,570
17,900	NextEra Energy, Inc.	1,256,043
		1,616,613
Electrical Work - 2.59%
5,255	Quanta Services, Inc.	1,364,356

Electromedical & Electrotherapeutic Apparatus - 1.64%
9,400	Medtronic PLC. (Ireland)	864,988

Electronic Computers - 3.39%

6,200	Apple, Inc.	1,499,408
2,800	Dell Technoloies, Inc.	287,728
		1,787,136
Food & Kindred Products - 0.90%
4,900	Nestle S.A. ADR *	472,850

Guided Missiles & Space Vehicles & Parts - 2.18%
2,550	Lockheed Martin Corp.	1,148,443

National Commercial Banks - 3.29%
6,560	JPMorgan Chase & Co.	1,736,104

Petroleum Refining - 2.98%
6,300	Chevron Corp.	999,306
5,000	Exxon Mobil Corp.	556,650
		1,555,956
Pharmaceutical Preparations - 6.65%
8,550	Bristol Myers Squibb Co.	509,751
1,450	Eli Lilly & Co.	1,334,913
5,000	Johnson & Johnson	825,100
9,080	Merck & Co., Inc.	837,630
		3,507,394
Railroads, Line-Haul Operating - 2.15%
4,600	Union Pacific Corp. Class B	1,134,774

Retail - Drug Stores and Proprietary Stores - 1.33%
10,694	CVS Health Corp.	702,810

Retail - Lumber & Other Building Material Dealers - 1.65%
2,200	Home Depot, Inc.	872,520

Retail - Variety Stores - 4.11%

22,000	WalMart, Inc.	2,169,420

Semiconductors & Related Devices - 3.55%
9,400	Broadcom, Inc.	1,874,642

Services - Business Services - 5.42%
3,000	Accenture PLC. Class A (Ireland)	1,045,500
3,150	MasterCard, Inc. Class A	1,815,377
		2,860,877
Services - Computer Programming, Data Processing, Etc. - 7.56%
8,600	Alphabet, Inc. Class A	1,464,408
3,775	Meta Platforms, Inc. Class A	2,522,455
		3,986,863
Services - Medical Laboratories - 1.02%
2,150	Laboratory Corp. of America Holdings	539,736

Services - Miscellaneous Amusement & Recreation - 1.29%
6,000	Walt Disney Co.	682,800

Services - Prepackaged Software - 2.78%
3,700	Microsoft Corp.	1,468,863

Ship & Boat Building & Repairing - 1.73%
5,200	Huntington Ingalls Industries, Inc.	913,016

TOTAL FOR COMMON STOCKS (Cost $14,608,928) - 64.56%		34,044,076

CORPORATE BONDS - 19.86% (c)

Air-Cond & Warm Air Heatg Equip & Comm & Indl Refrig Equip - 0.47%
250,000	Johnson Controls International PLC., 4.900%, due 12/01/32 (Ireland)	248,877

Aircraft - 0.47%
250,000	Boeing Co., 2.600%, due 10/30/25	246,404

Banks & Financial Institutions - 2.75%
250,000	Federal Farm Credit Bank, 4.940%, due 10/08/31	249,991
500,000	Federal Farm Credit Bank, 5.570%, due 8/26/33	500,074
700,000	Federal Home Loan Bank, 5.555%, due 2/15/33	702,004
		1,452,069
Commercial Banks - 0.64%
250,000	Bank of Montreal Series MTN, 5.100%, due 10/18/34 (Canada)	240,472
100,000	Royal Bank of Canada, 1.200%, due 4/27/26 (Canada)	96,512
		336,984
Consumer Products - 0.10%
60,000	YMCA of Greater New York Series 2020, 3.160%, due 8/01/31	51,636

Electric Services - 1.22%
500,000	Empire District Electric Co., 6.700%, due 11/15/33	542,751
100,000	Southern California Edison Co. Series E, 3.700%, due 8/01/25	99,400
		642,151
Financial Services - 0.25%
150,000	General Motors Financial Co., Inc., 3.100%, due 1/12/32	129,332

Heating Equip, Except Elec & Warm Air; & Plumbing Fixtures - 1.06%
500,000	Masco Corp., 7.750%, due 8/01/29	558,029

Investment Advice - 0.38%
200,000	Affiliated Managers Group, Inc., 3.500%, due 8/01/25	198,903

Miscellaneous Business Credit Institution - 1.32%

350,000	Ford Motor Credit Co., LLC Series MTN, 5.450%, due 2/20/28	351,380
350,000	Ford Motor Credit Co., LLC Series NOTZ, 5.700%, due 9/20/34	342,821
		694,201
National Commercial Banks - 3.08%
300,000	Banc of California, Inc., 5.250%, due 4/15/25	299,082
100,000	Bank of America Corp. Series L, 3.950%, due 4/21/25	99,889
250,000	Bank of America Corp. Series MTN, 5.200%, due 12/05/31	250,285
150,000	Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (a) (b)	146,248
150,000	JPMorgan Chase & Co. Series B, 5.052%, due 2/01/27 (3-Month SOFR + 0.76161%) ***	147,424
150,000	Truist Financial Corp. Series M, 5.125%, to 12/15/27 (a) (b)	146,313
250,000	US Bancorp Series MTN, 5.200%, due 12/26/29	250,435
300,000	US Bancorp, 3.700%, to 1/15/27 (a) (b)	286,277
		1,625,953
Natural Gas Transmission - 0.49%
250,000	Northern Illinois Gas Co., 5.900%, due 12/01/32	256,855

Operative Builders - 0.29%
150,000	Lennar Corp., 4.750%, due 11/29/27	150,477

Other Real Estate Investment Trust - 0.28%
6,000	Ready Capital Corp., 5.750%, due 2/15/26	147,540

Paper Mills - 0.82%
400,000	Georgia-Pacific, LLC, 7.250%, due 6/01/28	430,691

Personal Credit Institutions - 0.47%
250,000	Discover Financial Services Series D, 6.125%, to 6/23/25 (a) (b)	249,841

Pharmaceutical Preparations - 0.19%

100,000	AbbVie, Inc., 3.200%, due 5/14/26	98,639

Security Brokers, Dealers & Flotation Companies - 2.43%
400,000	Capital Southwest Corp., 3.375%, due 10/01/26	382,772
300,000	Goldman Sachs Group, Inc. Series MTN, 5.100%, due 2/14/30	301,053
300,000	Jefferies Financial Group, Inc. Series MTN, 6.000%, due 1/31/33	300,003
300,000	Jefferies Financial Group, Inc. Series MTN, 6.500%, due 10/31/29	298,995
		1,282,823
Services - Advertising Agencies - 0.37%
200,000	Omnicom Group, Inc., 3.600%, due 4/15/26	197,804

Services - Equipment Rental & Leasing - 0.83%
200,000	Air Lease Corp., 3.625%, due 12/01/27	195,051
250,000	United Rentals, Inc., 3.875%, due 11/15/27	242,429
		437,480
Services - Miscellaneous Amusement & Recreation - 0.48%
250,000	Walt Disney Co., 7.700%, due 10/30/25	254,797

Services - Prepackaged Software - 0.46%
100,000	Oracle Corp., 1.650%, due 3/25/26	97,006
150,000	VMWare, Inc., 3.900%, due 8/21/27	147,259
		244,265
State Commercial Banks - 1.01%
100,000	Citizens Financial Group, Inc., 4.350%, due 8/01/25	99,628
250,000	Deutsche Bank AG Series GMTN, 5.150%, due 9/15/34 (Germany)	236,765
200,000	Fifth Third Bancorp Series L, 4.500%, to 9/30/25 (a) (b)	197,894
		534,287

TOTAL FOR CORPORATE BONDS (Cost $10,587,300) - 19.86%		10,470,038

MUNICIPAL BONDS - 3.79% (c)

California - 0.04%
20,000	Porterville Unified School District, 7.250%, due 7/01/27	20,043

Georgia - 0.19%
99,000	Georgia State Local Govt. Cops Grantor Trust Series A, 4.750%, due 6/01/28	101,087

Indiana - 0.60%
135,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150% due 7/15/27	135,122
190,000	Fishers, IN Econ Development Revenue Taxable-P3 Project Series C, 2.650%, due 8/01/28	180,511
		315,633
Maryland - 0.39%
200,000	Baltimore Board of School Commissioners City Schools Revenue, 5.692%, due 12/15/25	202,520

Michigan - 0.47%
25,000	City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, due 8/01/26	25,781
227,500	Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	222,955
		248,736
New York - 0.47%
250,000	New York City, NY Transitional Finance Authority Revenue, 2.760%, due 2/01/26	246,405

Ohio - 0.49%
250,000	New Albany, Floyd County Industry School First Mortgage, 5.000%, due 1/15/27	259,557

Pennsylvania - 0.80%
250,000	East-Norriton-Plymouth-Whipain Joint Sewer Authority, 1.832%, due 8/01/28	230,795
200,000	Pennsylvania ST Txble-Ref-First-Refunding Series, 1.200%, due 8/01/26	192,090
		422,885
Washington - 0.13%
70,000	Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, due 12/01/25	70,212

Wisconsin - 0.21%
110,000	Greendale, WI Taxable Community Development, Series A, 4.750%, due 12/01/26	110,040

TOTAL FOR MUNICIPAL BONDS (Cost $2,062,546) - 3.79%		1,997,118

REAL ESTATE INVESTMENT TRUSTS - 3.70%
5,100	Extra Space Storage, Inc.	778,056

9,452	Prologis, Inc.	1,171,292
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $893,026) - 3.70%		1,949,348

PREFERRED SECURITIES - 0.99%

Asset Management - 0.12%
4,000	B Riley Financial, Inc., 6.50%, due 09/30/26	63,720

Motor Vehicles & Passenger Car Bodies - 0.25%
6,000	Ford Motor Co., 6.000%, due 12/01/59	131,940

National Commercial Banks - 0.52%
150,000	BAC Capital Trust XIII Series F, 4.961% (3-Month SOFR + 0.66161%) (b) ***	124,897
150,000	PNC Capital Trust C, 5.150%, due 6/01/28 (3-Month SOFR + 0.83161%) ***	147,768
		272,665
Telephone Communications (No Radio Telephone) - 0.10%
3,000	QWest Corp., 6.500%, due 9/01/56	54,750

TOTAL FOR PREFERRED SECURITIES (Cost $612,031) - 0.99%		523,075

STRUCTURED NOTES - 0.83% (c)

National Commercial Banks - 0.50%
400,000	Citigroup, Inc. Series MTN, 0.000%, due 3/12/34 (a)	264,588

Security Brokers, Dealers & Flotation Companies - 0.33%
125,000	Goldman Sachs Group, Inc., 0.000%, due 11/13/28, Capped at 10% ***	100,400
95,000	Morgan Stanley, Series MTN, 0.000%, due 8/30/28, Capped at 12% ***	74,434
		174,834

TOTAL FOR STRUCTURED NOTES (Cost $466,663) - 0.83%		439,422

U.S. GOVERNMENT AGENCIES & OBLIGATIONS- 1.39%(c)

750,000	U.S. Government Treasury Note/Bond, 3.875%, due 8/15/33	733,096
TOTAL FOR U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $711,322) - 139%		733,096

MONEY MARKET FUND - 4.59%
2,422,651	Federated Treasury Obligation Fund - Institutional Shares 4.22% ** (Cost $2,422,651) - 4.59%	2,422,651

TOTAL INVESTMENTS (Cost $32,364,467) - 99.71%		52,578,824

OTHER ASSETS LESS LIABILITIES, NET - 0.29%		151,132

NET ASSETS - 100.00%		$52,729,956

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.
* Non-income producing security during period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2025.
*** Variable Rate Security - Interest rate shown is rate in effect at February 28, 2025.
For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
ADR - American Depository Receipt
SOFR- Secured Overnight Financial Rate, a benchmark interest rate for dollar-denominated derivatives and loans.
3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.
The accompanying notes are an integral part of these financial statements.

	ARCHER INCOME FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2025 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 58.09% (c)

Air-Cond & Warm Air Heatg Equip & Comm & Indl Refrig Equip - 0.95%
250,000	Johnson Controls International PLC., 4.900%, due 12/01/32 (Ireland)	$ 248,877

Aircraft - 0.56%
150,000	Boeing Co., 2.600%, due 10/30/25	147,843

Asset Management - 0.97%
250,000	Ares Capital Corp., 5.875%, due 3/01/29	255,200

Banks & Financial Institutions - 4.97%
500,000	Federal Farm Credit Bank, 5.570%, due 8/26/33	500,074
250,000	Federal Farm Credit Bank, 4.940%, due 10/08/31	249,991
550,000	Federal Home Loan Bank, 5.555%, due 2/15/33	551,575
		1,301,640
Canned, Frozen & Preservd Fruit, Veg & Food Specialties - 1.00%
250,000	Kraft Heinz Foods Co., 6.375%, due 7/15/28	262,897

Commercial Banks - 1.87%
250,000	Bank of Montreal Series MTN, 5.650%, due 7/12/29 (Canada)	250,105
250,000	Bank of Montreal Series MTN, 5.100%, due 10/18/34 (Canada)	240,472
		490,577
Construction Machinery & Equipment - 0.15%
40,000	Caterpillar, Inc., 3.050%, due 5/15/2027	38,198

Consumer Cyclical Services - 0.20%
55,000	Conservation Fund Series 2019, 3.4740%, due 12/15/29	51,442

Consumer Products - 0.20%
60,000	YMCA of Greater NY, 3.160%, due 8/01/31	51,636

Crude Petroleum & Natural Gas - 1.21%
300000	EOG Resources, Inc., 6.650%, due 4/01/28	317,883

Dental Equipment & Supplies - 0.51%
150,000	Dentsply Sirona, Inc. 3.250%, to 06/01/30	134,430

Electric & Other Services Combined - 0.15%
40000	Duke Energy Corp., 3.200%, due 6/15/25	39,795

Electric Services - 1.35%
325000	Empire District Electric Co., 6.700%, due 11/15/33	352,788

Financial Services - 2.63%
150,000	General Motors Financial Company, Inc. Series C, 5.70%, to 9/30/30 (a) (b)	145,022
350,000	Ford Motor Credit Co. LLC., 5.700%, due 9/20/34	342,821
200,000	Ford Motor Credit Co. LLC., 5.450%, due 2/20/28	200,789
		688,632
General Building Contractors - Residential Buildings - 0.38%
100,000	Lennar Corp., 4.750%, due 11/29/27	100,318

Heating Equip, Except Elec & Warm Air; & Plumbing Fixtures - 1.70%
400,000	Masco Corp., 7.750%, due 8/01/29	446,423

Investment Advice - 0.76%
200,000	Affiliated Managers Group, Inc., 3.500%, due 8/01/25	198,903

Midstream - 1.27%
300,000	Southern Natural Gas, 7.350%, due 2/15/31	332,654

National Commercial Banks - 11.03%
200,000	Banc of California, Inc., 5.250%, due 4/15/25	199,388
200,000	Bank of America Corp. Series MTN, 6.550%, due 10/20/33	201,820
250,000	Bank of America Corp. Series MTN, 5.100%, due 9/16/36	244,090
250,000	Bank of America Corp. Series MTN, 5.200%, due 12/05/31	250,285
150,000	Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (a) (b)	146,248
150,000	JPMorgan & Chase Co. Series B, 5.052320%, due 2/01/27 (3-Month SOFR + 0.76161%) ***	147,424
150,000	JPMorgan & Chase Co. Series CC, 7.132320%, to 11/01/24 (3-Month SOFR + 2.84161) (b) ***	151,674
200,000	Keycorp Series MTN, 2.250%, due 4/06/27	189,997
10,000	SouthState Bank Corp., 5.750%, to 6/01/25 (a)	9,900

100,000	Truist Financial Corp. Series M, 5.125%, to 12/15/27 (a) (b)	97,542
75,000	Truist Financial Corp. Series Q, 5.100%, to 3/01/30 (a) (b)	73,155
150,000	TTCU Federal Credit Union Series CD, 5.000%, due 7/26/27	152,568
250,000	UMB Financial Corp., 3.700%, to 9/17/30 (a)	242,500
200,000	US Bancorp, 3.700%, to 1/15/27 (a) (b)	190,851
250,000	US Bancorp, 5.200%, to 12/26/29 (a) (b)	250,435
350,000	Wells Fargo & Co. Series MTN, 5.200%, due 8/16/34	342,092
		2,889,969
Natural Gas Distribution - 0.19%
50,000	National Fuel Gas Co., 5.200%, due 7/15/25	49,997

Natural Gas Transmission - 1.95%
250,000	Northerm Illinois Gas Co., 5.900%, due 12/01/32	252,859
250,000	Targa Resources Corp., 5.500%, due 3/01/30	256,854
		509,713
Paper Mills - 1.88%
300,000	Georgia-Pacific, LLC, 7.250%, due 6/01/28	323,019
150,000	Georgia-Pacific, LLC, 7.750%, due 11/15/29	170,069
		493,088
Personal Credit Institutions - 0.93%
100,000	Discover Financial Services Series D, 6.125%, to 6/23/25 (a) (b)	99,936
150,000	OneMain Finance Corp., 3.500%, due 1/15/27	144,680
		244,616
Real Estate Investment Trust - 1.88%
250,000	Boston Properties LP, 4.500%, due 12/01/28	245,606
4,000	Ready Capital Corp., 5.750%, due 2/15/26	98,360
6,000	Ready Capital Corp., 9.000%, due 12/15/29	148,500
		492,466
Retail - Department Stores - 0.14%
35,000	Dillards, Inc., 7.750%, due 7/15/26	36,195

Retail-Drug Stores and Proprietary Stores - 1.14%
300,000	CVS Health Corp., 5.300%, due 6/01/33	297,558

Security Brokers, Dealers & Flotation Companies - 3.23%
100,000	Capital Southwest Corp., 3.375%, due 10/01/26	95,693
300,000	Goldman Sachs Group, Inc. Series MTN, 5.100%, due 2/14/30	301,053
300,000	Jefferies Financial Group, Inc. Series MTN, 6.000%, due 1/31/33	300,003
150,000	Jefferies Financial Group, Inc. Series MTN, 6.500%, due 10/31/29	149,498
		846,247

Services - Equipment Rental & Leasing - 0.93%
100,000	Air Lease Corp., 3.625%, due 12/01/27	97,525
150,000	United Rentals, Inc., 3.875%, due 11/15/27	145,457
		242,982
Services-Miscellaneous Amusement & Recreation - 2.00%
400,000	Walt Disney Co., 7.700%, due 10/30/25	407,676
100,000	Walt Disney Co., 6.750%, due 1/09/38	114,572
		522,248
Services - General Medical & Surgical Hospitals - 1.01%
250,000	HCA Healthcare, Inc., 7.050%, due 12/01/27	263,632

Services - Prepackaged Software - 0.56%
150,000	VMWare, Inc. 3.900%, due 8/21/27	147,258

State Commercial Banks - 6.42%
150,000	Ally Financial, Inc. Series B, 4.700%, to 5/15/26 (a) (b)	145,285
250,000	Deutsche Bank AG Series GMTN, 5.150%, 9/15/34	236,765
150,000	Fifth Third Bancorp Series L, 4.500%, to 9/30/25 (a) (b)	148,420
350,000	First Citizens Bank, 6.125%, due 3/09/28	363,241
250,000	M&T Bank Corp., 7.413%, to 10/30/29 (3-month SOFR + 2.800%) (a) ***	270,439
500,000	State Street Corp., 7.350%, due 6/15/26	516,836
		1,680,986
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.57%
150,000	Steel Dynamics, Inc., 5.000%, due 12/15/26	149,859

Telephone Communications (No Radio Telephone) - 2.78%
50,000	Indiana Bell Telephone Co., Inc., 7.300%, due 8/15/26	51,345
400,000	Pacific Bell Telephone Co., 7.125%, due 3/15/26	407,786
250,000	Verizon Wireless Communications, Inc., 6.800%, due 5/01/29	268,985
		728,116
Wholesale - Groceries & Related Products - 0.62%
152,000	Sysco Corp., 6.500%, due 8/01/28	161,179

TOTAL FOR CORPORATE BONDS (Cost $15,258,976) - 58.09%		15,216,245

EXCHANGE TRADED FUNDS - 3.08%
5,000	iShares 5-10 Year Investment Grade Corporate Bond ETF	263,500
10,000	iShares 10+ Year Investment Grade Corporate Bond ETF	512,100
1,000	iShares US Preferred Stock ETF	31,850
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $809,693) - 3.08%		807,450

MUNICIPAL BONDS - 11.75% (c)

Alabama - 0.61%
150,000	Jacksonville Public Educational Building Authority Taxable, 6.100%, 8/10/30	158,777

Florida -0.55%
150,000	North Miami Beach, FL, Water Revenue Series B, 2.311%, due 8/01/27	143,545

Georgia - 0.77%
50,000	Georgia State Local Government Cops Grantor Trust Series A, 4.750%, due 6/01/28	51,054
150,000	Georgia Qualified School Construction Bond Series F, 4.000%, 2/01/26	149,728
		200,782
Illinois - 0.68%
125,000	Illinois Build America Bond, 6.900%, 3/01/35	136,192
42,353	Illinois State Taxable Pension AGM CR, 5.100%, 6/01/33	42,714
		178,906
Indiana - 3.80%
70,000	Beech Grove, IN Sch Bldg. Corp., 2.850%, due 7/05/25	69,592
25,000	City of South Bend, IN Educational Center Project, 2.500%, due 8/01/35	19,527
125,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, due 7/15/26	125,081
100,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 7/15/27	100,090
50,000	Gary Community School Bldg. Corp., 3.200%, due 7/15/29	48,384
25,000	Gary Community School Bldg. Corp., 3.500%, due 1/15/33	23,478
140,000	Indiana State Housing & Community Development Authority Series A-2, 4.984%, 7/1/30	142,757
300,000	Plainfield Redevelopment Commission Series B, 2.000%, due 2/01/29	271,179
150,000	Schererville Income Econ Dev Revenue, 2.579%, due 1/15/30	133,988
50,000	Town of Speedway, IN Revenue Bond, 5.000%, due 8/01/34	50,112
10,000	Warsaw Industry Redevelopment District Tax Taxable Special Taxing District Series A, 4.750%, due 2/01/26	9,947
		994,135
Maryland - 0.39%
100,000	Baltimore MD, Brd of Sch Commissioners City Schs Revenue, 5.692%, due 12/15/25	101,260

Michigan - 0.66%
177,500	Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	173,954

Nebraska - 0.06%
15,000	Omaha NE Special Obligation Taxable Ref Riverfront, 6.400%, due 2/01/26	15,275

New York - 0.38%
100,000	New York St Dorm Auth Revenues, 5.289%, due 3/15/33	100,750

Ohio - 1.07%
100,000	Avon, OH, General Obligations Various Purpose Improvement Refunding Bonds, Series 2020, 0.955%, due 12/01/25	97,627
60,000	Bloom & Carroll Ohio Loc Sch Dist, 5.800%, due 12/01/25	60,659
5,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, due 10/01/26	5,078
125,000	Jobs Ohio Beverage Sys Stwd Lien Liquor Profits Revenue Refunding Bonds, Series 2020A, 2.268%, due 1/01/28	118,296
		281,660
Oregon - 0.58%
150,000	Philomath, Oregon Sch District Series A, 5.472%, due 6/15/27	153,265

Pennsylvania - 1.08%
200,000	East-Norriton-Plymouth-Whitpain Joint Sewer Authority, 1.832%, due 8/01/28	184,636
100,000	Pennsylvania Higher Educational Facs Authority Revenue Series AZ, 3.000%, due 6/15/25	99,594
		284,230
Texas - 0.56%
37,000	North Texas Tollway Authority Series B-1, 8.410%, due 2/01/30	40,362
105,000	Somerset Hills Road District #4 Texas, 5.125%, 8/15/34	105,369
		145,731
Washington - 0.56%
150,000	City of Bellevue, WA Series B, 0.751%, due 12/01/25	146,353

TOTAL FOR MUNICIPAL BONDS (Cost $3,105,050) - 11.75%		3,078,623

PREFERRED SECURITIES - 2.88%

Asset Management - 0.18%
3,000	B Riley Financial, Inc., 6.50%, due 09/30/26	47,790

National Commercial Banks - 1.92%
100,000	BAC Capital Trust XIII Series F, 5.020180%, to 10/11/24 (3-month SOFR + 0.66161%) (b) ***	83,265
100,000	Key Corp. Capital I, 5.312050%, due 7/01/28 (3-month SOFR + 1.00161%) ***	97,011
200,000	Mellon Capital IV Series 1, 5.180670%, to 10/28/24 (3-Month SOFR + 0.82661%) (b) ***	174,103
150,000	PNC Capital Trust C, 5.330980%, due 6/01/28 (3-Month SOFR + 0.83161) ***	147,768
		502,147
State Commercial Banks - 0.78%
4,000	Medallion Bank Utah Series F, 8.000%, to 4/01/25 (a) (b)	101,700
4,000	Merchants Bancorp, Inc., 8.250%, to 10/01/27 (a) (b)	104,280
6,000	SVB Financial Group Series C, 0.000%, due 11/07/29	1
		205,981

TOTAL FOR PREFERRED SECURITIES (Cost $963,762) - 2.88%		755,918

STRUCTURED NOTES - 2.10% (c)

Security Brokers, Dealers & Flotation Companies - 2.10%
394,000	Citigroup, Inc, Series MTN, 0.000%, due 3/12/34, Capped at 10.5% (a)	260,619
100,000	Goldman Sachs Group, Inc. Series MTN, due 12/13/28, 0.000%, Capped at 10% ***	81,091
120,000	Goldman Sachs Group, Inc., 0.000%, due 11/13/28, Capped at 10% ***	96,384
114,000	Morgan Stanley, Series MTN, 0.000%, due 8/19/28, Capped at 10% ***	92,982
25,000	Morgan Stanley, Series MTN, 0.000%, due 8/30/28, Capped at 12% ***	19,588
		550,664

TOTAL FOR STRUCTURED NOTES (Cost $601,766) - 2.10%		550,664

U.S. GOVERNMENT AGENCIES & OBLIGATIONS- 4.71% (c)
500,000	U.S. Government Treasury Note/Bond, 3.875%, due 3/31/25	499,798
750,000	U.S. Government Treasury Note/Bond, 3.875%, due 8/15/33	733,096
TOTAL FOR U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $1,211,076) - 4.71%		1,232,894

MONEY MARKET FUND - 16.39%
4,292,427	Federated Treasury Obligation Fund - Institutional Shares 4.22% ** (Cost $4,292,427) - 10.16%	4,292,427

TOTAL INVESTMENTS (Cost $26,242,750) - 99.00%		25,934,221

OTHER ASSETS LESS LIABILITIES, NET - 1.00%		260,822

NET ASSETS - 100.00%		$ 26,195,043

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c) All Corporate Bonds, Municipal Bonds, Structured Notes, and U.S. Government Agencies & Obligations are
categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2025.
*** Variable Rate Security - Interest rate shown is rate in effect at February 28, 2025.
+ Default Bonds
For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
SOFR- Secured Overnight Financial Rate, a benchmark interest rate for dollar-denominated derivatives and loans.
3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.
The accompanying notes are an integral part of these financial statements.

	ARCHER STOCK FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2025 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 96.76%

Aircraft - 2.60%
3,640	Boeing Co. *	$ 635,653

Aircraft Engines & Engine Parts - 2.17%
4,000	RTX Corp.	531,960

Beverages - 2.04%
7,000	The Coca-Cola Company	498,470

Electric Services - 2.80%
2,000	American Electric Power Company, Inc.	212,100
6,750	NextEra Energy, Inc.	473,648
		685,748
Electronic Computers - 3.46%
3,504	Apple, Inc.	847,407

Finance Services - 0.65%
12,350	Pagaya Technologies Ltd. Class A *	158,451

Fire, Marine & Casualty Insurance - 5.89%
1,890	Berkshire Hathaway, Inc. Class B *	971,139
1,670	Progressive Corp.	470,940
		1,442,079
Hospital & Medical Service Plans - 2.10%
1,080	UnitedHealth Group, Inc.	512,957

Industrial Inorganic Chemicals - 2.29%
1,200	Linde PLC. (United Kingdom)	560,460

Industrial Instruments for Measurement, Display & Control - 1.49%

3,970	MKS Instruments, Inc.	364,525

Measuring & Controlling Devices - 1.93%
895	Thermo Fisher Scientific, Inc.	473,419

Motor Vehicles & Passenger Car Bodies - 4.86%
54,350	Ford Motor Co.	519,043
2,292	Tesla, Inc. *	671,510
		1,190,553
Motors & Generators - 1.86%
3,350	Generac Holdings, Inc. *	456,103

National Commercial Banks - 6.07%
12,000	Bank of America Corp.	553,200
3,520	JPMorgan Chase & Co.	931,568
		1,484,768
Petroleum Refining - 2.15%
4,735	Exxon Mobil Corp.	527,148

Pharmaceutical Preparations - 6.95%
665	Eli Lilly & Co.	612,219
3,400	Johnson & Johnson	561,068
5,730	Merck & Co., Inc.	528,592
		1,701,879
Retail - Catalog & Mail-Order Houses - 3.49%
4,022	Amazon.com, Inc. *	853,790

Retail - Lumber & Other Building Materials Dealers - 2.38%
1,470	Home Depot, Inc.	583,002

Retail - Variety Stores - 1.93%
6,380	Dollar General Corp.	473,268

Semiconductors & Related Devices - 6.50%
3,965	Broadcom, Inc.	790,740
6,400	NVIDIA Corp.	799,488
		1,590,228
Services - Business Services - 4.14%
1,910	Fiserv, Inc. *	450,168
1,550	Visa, Inc. Class A	562,200
		1,012,368

Services - Computer Programming, Data Processing, Etc. - 6.98%
4,639	Alphabet, Inc. Class A	789,929
1,375	Meta Platforms, Inc. Class A	918,775
		1,708,704
Services - Equipment Rental & Leasing - 1.84%
700	United Rentals, Inc.	449,624

Services - Medical Laboratories - 2.32%
2,260	Laboratory Corp. of America Holdings	567,350

Services - Miscellaneous Amusement & Recreation - 2.13%
4,590	Walt Disney Co.	522,342

Services - Prepackaged Software - 8.83%
1,162	Adobe, Inc. *	509,607
2,900	Cloudflare, Inc. Class A *	421,370
2,165	Intapp, Inc. *	142,803
200	Intuit, Inc.	122,768
2,130	Microsoft Corp.	845,589
1,387	Palantir Technologies, Inc. *	117,784
		2,159,921
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.18%
3,068	Procter & Gamble Co.	533,341

Surgical & Medical Instruments & Apparatus - 4.73%
2,190	Becton Dickinson & Co.	493,911
1,720	Stryker Corp.	664,247
		1,158,158

TOTAL FOR COMMON STOCKS (Cost $14,272,680) - 96.76%		23,683,676

REAL ESTATE INVESTMENT TRUST - 1.55%
1,840	American Tower Corp.	378,341
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $300,523) - 1.55%		378,341

MONEY MARKET FUND - 1.58%
386,015	Federated Treasury Obligation Fund - Institutional Shares 4.22% ** (Cost $386,015) - 1.58%	386,015

TOTAL INVESTMENTS (Cost $14,959,218) - 99.89%		24,448,032

OTHER ASSETS LESS LIABILITIES, NET - 0.11%		27,150

NET ASSETS - 100.00%	$ 24,475,182

* Non-income producing security during period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2025.
The accompanying notes are an integral part of these financial statements.

	ARCHER DIVIDEND GROWTH FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2025 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 83.38%%

Beverages - 1.70%
2,900	PepsiCo, Inc.	$ 445,063

Biological Products, (No Diagnostic Substances) - 3.08%
7,065	Gilead Sciences, Inc.	807,600

Bottled & Canned Soft Drinks & Carbonated Waters - 2.67%
7,850	Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	699,749

Canned, Frozen & Preservd Fruit, Vegetable & Food Specialties - 1.87%
16,000	Kraft Heinz Co.	491,360

Computer & Office Equipment - 2.89%
3,000	International Business Machines Corp.	757,320

Construction Machinery & Equipment - 2.05%
1,560	Caterpillar, Inc.	536,562

Electric & Other Services Combined - 8.41%
5,405	Consolidated Edison, Inc.	548,716
5,082	Duke Energy Corp.	597,084
14,100	Exelon Corp.	623,220
10,700	Nisource, Inc.	436,667
		2,205,687
Electric Services - 6.98%
6,500	American Electric Power Co., Inc.	689,325
6,000	Entergy Corp.	523,860
6,850	Southern Co.	615,062
		1,828,247
Guided Missiles & Space Vehicles & Parts - 2.19%

1,275	Lockheed Martin Corp.	574,222

Life Insurance - 3.05%
25,700	Manulife Financial Corp. (Canada) *	800,812

Motor Vehicles & Passenger Car Bodies - 2.19%
60,000	Ford Motor Co.	573,000

National Commercial Banks - 10.30%
7,300	Citigroup, Inc.	583,635
3,150	JPMorgan Chase & Co.	833,647
31,600	Regions Financial Corp.	749,236
11,525	Truist Financial Corp.	534,184
		2,700,702
Natural Gas Transmission - 2.94%
28,400	Kinder Morgan, Inc.	769,640

Petroleum Refining - 5.35%
12,965	BP PLC. ADR	429,401
3,270	Chevron Corp.	518,687
3,500	Philips 66	453,915
		1,402,003
Pharmaceutical Preparations - 11.81%
4,590	AbbVie, Inc.	959,448
9,970	Bristol Myers Squibb Co.	594,411
3,485	Johnson & Johnson	575,095
6,415	Merck & Co., Inc.	591,784
14,200	Pfizer, Inc.	375,306
		3,096,044
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.82%
12,550	Dow, Inc.	478,280

Retail - Drug Stores and Proprietary Stores - 1.60%
6,400	CVS Health Corp.	420,608

Semiconductors & Related Devices - 2.28%
3,000	Broadcom, Inc.	598,290

Specialty Cleaning, Polishing and Sanitation Preparations - 1.54%
2,575	Clorox Co.	402,704

State Commercial Banks - 2.36%
13,500	Citizens Financial Group, Inc.	617,895

Telephone Communications (No Radio Telephone) - 2.29%
13,900	Verizon Communications, Inc.	599,090

Trucking & Courier Services - 1.82%
4,000	United Parcel Service, Inc. Class B	476,120

Wholesale-Motor Vehicle Supplies & New Parts - 2.19%
4,600	Genuine Parts Co.	574,448

TOTAL FOR COMMON STOCKS (Cost $15,792,016) - 83.38%		21,855,446

REAL ESTATE INVESTMENT TRUSTS - 9.51%
3,600	Crown Castle International Corp.	338,760
20,500	Healthpeak Properties, Inc.	419,430
7,800	Iron Mountain, Inc.	726,726
17,500	VICI Properties, Inc.	568,575
6,835	W.P. Carey, Inc.	438,875
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,958,594) - 9.51%		2,492,366

MONEY MARKET FUND - 6.75%
1,769,182	Federated Treasury Obligation Fund - Institutional Shares 4.22% ** (Cost $1,769,182) - 6.75%	1,769,182

TOTAL INVESTMENTS (Cost $19,519,792) - 99.64%		26,116,994

OTHER ASSETS LESS LIABILITIES, NET - 0.36%		93,328

NET ASSETS - 100.00%		$26,210,322

* Non-income producing security during period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2025.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

	ARCHER FOCUS FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2025 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 91.56%

Arrangement of Transportation of Freight & Cargo - 2.48%
2,225	Expeditors International of Washington, Inc.	$ 261,126

Beverages - 1.94%
1,332	PepsiCo, Inc.	204,422

Computer Communications Equipment - 2.08%
3,417	Cisco Systems, Inc.	219,064

Crude Petroleum & Natural Gas - 1.88%
9,580	APA Corp.	198,306

Electrical Work - 2.78%
717	EMCOR Group, Inc.	293,188

Electric & Other Services Combined - 2.63%
2,731	Consolidated Edison, Inc.	277,251

Fire, Marine & Casualty Insurance - 4.01%
1,520	American Financial Group, Inc.	191,946
2,477	Arch Capital Group Ltd. (Bermuda)	230,138
		422,084
Gas & Other Services Combined - 2.04%
3,005	Sempra	215,068

Guided Missiles & Space Vehicles & Parts - 2.12%
496	Lockheed Martin Corp.	223,384

Hospital & Medical Service Plans - 2.34%
520	UnitedHealth Group, Inc.	246,979

Household Appliances - 2.12%
3,365	Smith A.O. Corp.	223,705

Laboratory Analytical Instruments - 2.36%
1,940	Agilent Technologies, Inc.	248,165

Natural Gas Distribution - 3.35%
2,320	Atmos Energy Corp.	352,942

Oil & Gas Field Services - 2.39%
6,040	Schlumberger Ltd.	251,626

Operative Builders - 2.32%
2,362	PulteGroup, Inc.	243,947

Paints, Varnishes, Lacquers, Enamels & Allied Prods - 2.31%
2,148	PPG Industries, Inc.	243,197

Paperboard Containers & Boxes - 2.70%
1,335	Packaging Corp of America	284,475

Petroleum Refining - 1.84%
1,955	ConocoPhillips	193,838

Pharmaceutical Preparations - 4.45%
1,310	Johnson & Johnson	216,176
790	United Therapeutics Corp. *	252,840
		469,016
Retail-Home Furniture, Furnishings & Equipment Stores - 3.17%
1,715	Williams-Sonoma, Inc.	333,705

Retail - Radio TV & Consumer Electronics Stores - 2.60%
3,048	Best Buy Co., Inc.	274,046

Retail - Variety Stores - 4.28%
430	Costco Wholesale Corp.	450,902

Security Brokers, Dealers & Flotation Companies - 4.73%
277	BlackRock, Inc.	270,845
2,157	T. Rowe Price Group, Inc.	228,038

		498,883
Semiconductors & Related Devices - 3.44%
2,900	NVIDIA Corp.	362,268

Services - Advertising Agencies - 2.78%
4,450	Interpublic Group of Cos., Inc.	121,930
2,070	Omnicom Group, Inc.	171,313
		293,243
Services-Business Services - 2.66%
805	Accenture PLC. Class A (Ireland)	280,542

Services - Computer Programming, Data Processing, Etc. - 8.25%
2,045	Alphabet, Inc. Class A	348,223
780	Meta Platforms, Inc. Class A	521,196
		869,419
Services-Prepackaged Software - 4.61%
570	Adobe, Inc. *	249,979
1,830	Electronic Arts, Inc.	236,290
		486,269
Sugar & Confectionery Products - 1.64%
1,003	Hershey Co.	173,228

Surgical & Medical Instruments & Apparatus - 2.52%
1,135	RESMED, Inc.	265,045

Wholesale-Metals Service Centers & Offices - 2.74%
970	Reliance, Inc.	288,245

TOTAL FOR COMMON STOCKS (Cost $8,777,178) - 91.56%		9,647,578

REAL ESTATE INVESTMENT TRUSTS - 8.13%
1,680	Avalonbay Communities, Inc.	379,983
3,723	Equity Residential	276,135
660	Public Storage	200,389
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $742,108) - 8.13%		856,507

MONEY MARKET FUND - 0.21%
22,518	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 4.23% ** (Cost $22,518) - 0.21%	22,518

TOTAL INVESTMENTS (Cost $9,541,804) - 99.90%		10,526,603

OTHER ASSETS LESS LIABILITIES, NET - 0.10%	10,448

NET ASSETS - 100.00%	$ 10,537,051

* Non-income producing security during period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2025.
The accompanying notes are an integral part of these financial statements.

	ARCHER MULTI CAP FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2025 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 89.99%

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products - 1.08%
660	Owens Corning	$ 101,666

Adhesives & Sealants - 0.98%
300	CSW Industries, Inc.	91,827

Chemicals & Allied Products - 1.30%
701	Balchem Corp.	121,995

Computer Storage Devices - 1.37%
2,450	Pure Storage, Inc. Class A *	128,552

Crude Petroleum & Natural Gas - 1.40%
1,325	Expand Energy Corp.	131,016

Electrical Work - 2.06%
250	EMCOR Group, Inc.	102,227
250	Comfort Systems USA, Inc.	90,833
		193,060
Electronic Computers - 1.19%
461	Apple, Inc.	111,488

Fabricated Rubber Products - 1.13%
310	Carlisle Cos., Inc.	105,636

Finance Services - 2.72%
6,800	Mara Holdings, Inc. *	94,656
1,425	Mr. Cooper Group, Inc. *	160,127
		254,783
Fire, Marine & Casualty Insurance - 1.28%

234	Berkshire Hathaway, Inc. Class B *	120,236

General Industrial Machinery & Equipment - 1.13%
3,000	Zurn Elkay Water Solutions Corp.	106,290

Hospital & Medical Service Plans - 1.15%
228	UnitedHealth Group, Inc.	108,291

Laboratory Analytical Instruments - 2.03%
6,900	Avantor, Inc. *	115,230
850	Illumina, Inc. *	75,429
		190,659
Misc. Industrial & Commercial Machinery & Equipment - 1.05%
575	MOOG, Inc. Class A	98,032

Motor Vehicles & Passenger Car Bodies - 2.31%
1,643	Federal Signal Corp.	133,543
284	Tesla, Inc. *	83,206
		216,749
National Commercial Banks - 3.05%
2,600	Bank of America Corp.	119,860
629	JPMorgan Chase & Co.	166,465
		286,325
Operative Builders - 1.08%
1,400	Meritage Homes Corp.	101,458

Optical Instruments & Lenses - 0.96%
1,200	Coherent Corp. *	90,228

Paints, Varnishes, Lacquers, Enamels, & Allied Products - 1.22%
925	RPM International, Inc.	114,598

Patent Owners & Lessors - 1.30%
570	Interdigital, Inc.	121,775

Petroleum Refining - 1.25%
1,053	Exxon Mobil Corp.	117,230

Pharmaceutical Preparations - 5.35%
646	AbbVie, Inc.	135,033
144	Eli Lilly & Co.	132,571

789	Johnson & Johnson	130,201
325	United Therapeutics Corp. *	104,016
		501,821
Plastics Products - 1.31%
800	Armstrong World Industries, Inc.	122,928

Printed Circuit Boards - 1.13%
2,800	Flex Ltd. (Singapore) *	106,092

Real Estate - 1.83%
2,525	Terreno Realty Corp.	171,245

Retail - Auto Dealers & Gasoline Stations - 3.05%
290	Caseys General Stores, Inc.	120,121
360	Group 1 Automotive, Inc.	165,449
		285,570
Retail - Catalog & Mail-Order Houses - 1.19%
524	Amazon.com, Inc. *	111,235

Retail - Department Stores - 1.07%
403	Burlington Stores, Inc. *	100,480

Retail - Eating & Drinking Places - 1.00%
860	Shake Shack, Inc. Class A *	93,396

Retail - Eating Places - 1.49%
850	Brinker Intl., Inc. *	140,105

Retail - Home Furniture, Furnishings & Equipment Stores - 1.70%
820	Williams-Sonoma, Inc.	159,556

Retail - Lumber & Other Building Materials Dealers - 1.25%
295	Home Depot, Inc.	116,997

Retail - Variety Stores - 2.71%
125	Costco Wholesale Corp.	131,076
1,250	WalMart, Inc.	123,262
		254,338
Security Brokers, Dealers & Flotation Companies - 1.85%
850	Interactive Brokers Group, Inc. Class A	173,740

Semiconductors & Related Devices - 2.95%
495	Broadcom, Inc.	98,718
860	NVIDIA Corp.	107,431
1,850	Semtech Corp. *	70,652
		276,801
Services - Business Services - 5.27%
2,150	Etsy, Inc. *	110,058
215	MasterCard, Inc. Class A	123,907
1,260	RB Global, Inc. *	128,999
362	Visa, Inc. Class A	131,301
		494,265
Services - Computer Programming, Data Processing - 3.96%
607	Alphabet, Inc. Class A	103,360
603	Alphabet, Inc. Class C	103,849
246	Meta Platforms, Inc. Class A	164,377
		371,586
Services - Engineering Services - 1.15%
1,075	AECOM	107,554

Services - Equipment Rental & Leasing - 1.20%
2,350	Air Lease Corp.	112,612

Services - Prepackaged Software - 6.74%
2,200	Aci Worldwide, Inc. *	126,170
1,250	DocuSign, Inc. *	103,963
2,075	Dynatrace, Inc. *	118,794
425	Manhattan Associates, Inc. *	75,174
270	Microsoft Corp.	107,187
340	Salesforce.com, Inc.	101,269
		632,557
Services - Video Tape Rental - 1.31%
125	Netflix, Inc. *	122,570

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.25%
676	Procter & Gamble Co.	117,516

Surgical & Medical Instruments & Apparatus - 2.82%
600	Inspire Medical Systems, Inc. *	111,354
1,500	Merit Medical Systems, Inc. *	153,060
		264,414
Totalizing Fluid Meters & Counting Devices - 1.21%

540	Badger Meter, Inc.	113,578

Transportation Services - 1.11%
850	XPO Logistics, Inc. *	104,516

Water, Sewer, Pipeline, Comm & Power Line Construction - 1.14%
650	Dycom Industries, Inc. *	106,509

Wholesale - Groceries & Related Products - 1.30%
1,700	US Foods Holdings Corp. *	121,856

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies - 1.26%
235	Watsco, Inc.	118,518

Wholesale - Metals Service Centers & Offices - 1.35%
425	Reliance, Inc.	126,293

TOTAL FOR COMMON STOCKS (Cost $7,459,821) - 89.99%		8,440,542

REAL ESTATE INVESTMENT TRUSTS - 3.53%
4,200	CareTrust REIT, Inc.	108,654
3,650	Essential Properties Realty Trust, Inc.	119,428
5,700	Macerich Co.	102,828
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $342,805) - 3.53%		330,910

MONEY MARKET FUND - 6.44%
604,060	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 4.23% ** (Cost $604,060) - 6.44%	604,060

TOTAL INVESTMENTS (Cost $8,406,686) - 99.96%		9,375,512

OTHER ASSETS LESS LIABILITIES, NET - 0.04%		3,344

NET ASSETS - 100.00%		$ 9,378,856

* Non-income producing security during period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2025.
The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS
STATEMENTS OF ASSETS & LIABILITIES
February 28, 2025 (Unaudited)

	Balanced	Income	Stock	Dividend	Focus	Multi Cap
Assets:	Fund	Fund	Fund	Growth Fund	Fund	Fund
Investments in Securities, at Fair Value (Cost $32,364,467,	$ 52,578,824	$ 25,934,221	$ 24,448,032	$ 26,116,994	$ 10,526,603	$ 9,375,512
$26,242,750, $14,959,218, $19,519,792, $9,541,804, and
$8,406,686, respectively)
Cash	2,500	-	-	-	-	-
Receivables:
Shareholder Subscriptions	-	-	-	800	-	901
Interest	135,778	262,643	1,132	6,797	818	1,371
Dividend	64,322	3,563	39,675	102,897	12,995	4,016
Prepaid Expenses	14,300	20,124	19,607	14,014	8,916	7,902
Total Assets	52,795,724	26,220,551	24,508,446	26,241,502	10,549,332	9,389,702
Liabilities:
Payables:
Shareholder Redemptions	12,918	4,718	6,741	9,216	-	-
Due to Advisor	38,230	9,588	15,948	11,205	2,847	1,710
Due to Compliance Officer	904	228	290	238	167	170
Due to Trustees	2,196	369	868	846	230	163
Due to Transfer Agent	4,347	2,725	2,332	2,355	2,310	1,894
Accrued Expenses	7,173	7,880	7,085	7,320	6,727	6,909
Total Liabilities	65,768	25,508	33,264	31,180	12,281	10,846
Net Assets	$ 52,729,956	$ 26,195,043	$ 24,475,182	$ 26,210,322	$ 10,537,051	$ 9,378,856

Net Assets Consist of:
Paid In Capital	$ 31,924,386	$ 26,911,644	$ 12,144,892	$ 19,764,231	$ 9,534,010	$ 7,668,984
Distributable Earnings (Deficit)	20,805,570	(716,601)	12,330,290	6,446,091	1,003,041	1,709,872
Net Assets (unlimited shares authorized; 2,948,388, 1,443,053,
354,707, 936,922, 447,370, and 661,460 shares outstanding, respectively)	$ 52,729,956	$ 26,195,043	$ 24,475,182	$ 26,210,322	$ 10,537,051	$ 9,378,856
Net Asset Value and Offering Price Per Share	$ 17.88	$ 18.15	$ 69.00	$ 27.97	$ 23.55	$ 14.18

Redemption Price Per Share ($17.88 x 0.99),
($18.15 x 0.99), ($69.00 x 0.99), ($27.97 x 0.99), ($23.55 x 0.99), &
($14.18 x 0.99), respectively *	$ 17.70	$ 17.97	$ 68.31	$ 27.69	$ 23.31	$ 14.04

*The Funds will deduct a 1.00% redemption fee from redemption proceeds if purchased and redeemed within 90 days.
The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)

Investment Income:	Balanced Fund	Income Fund		Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Dividends (net of foreign withholding taxes of $1,207, $0, $0, $2,211, $0, and $55, respectively)	$ 335,039	$ 36,632		$ 157,045	$ 429,413	$ 117,918	$ 40,098
Interest	305,900	494,725		26,258	39,203	6,509	8,707
Total Investment Income	640,939	531,357		183,303	468,616	124,427	48,805

Expenses:
Advisory Fees (a)	127,663	55,892		62,181	60,518	27,719	21,018
Administrative (a)	124,474	55,892		62,181	60,518	27,719	21,018
Transfer Agent	26,193	15,352		17,487	15,307	14,935	11,489
Registration	12,167	11,110		10,467	11,463	4,945	5,863
Legal	8,571	4,223		4,223	4,827	2,311	1,647
Audit	4,215	4,959		4,959	4,959	4,959	4,958
Compliance Officer Fees	2,729	977		1,184	1,068	141	362
Custody	3,398	1,785		1,991	1,991	1,615	1,810
Trustee	3,354	956		1,417	1,486	568	393
Miscellaneous	9,286	9,106	(b)	3,068	3,035	2,577	2,167
Insurance	1,053	404		460	778	109	145
Printing and Mailing	1,654	940		1,472	1,210	496	481
Total Expenses	324,757	161,596		171,090	167,160	88,094	71,351
Fees Waived and/or Reimbursed by the Advisor (a)	(18,366)	(54,283)		(18,126)	(48,545)	(33,463)	(31,416)
Net Expenses	306,391	107,313		152,964	118,615	54,631	39,935

Net Investment Income	334,548	424,044		30,339	350,001	69,796	8,870

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	500,075	(4,805)		2,974,945	590,320	9,778	747,481

Net Change in Unrealized Appreciation on Derivatives	9,698	12,664	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	526,229	31,670	(3,353,157)	348,037	(450,943)	(732,446)
Net Realized and Unrealized Gain (Loss) on Investments	1,036,002	39,529	(378,212)	938,357	(441,165)	15,035

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,370,550	$ 463,573	$ (347,873)	$ 1,288,358	$ (371,369)	$ 23,905

(a) See Note 5 in the Notes to the Financial Statements.
(b) The Miscellaneous Expenses include Bond Pricing Services of $4,009.
The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2025	8/31/2024
Increase in Net Assets From Operations:
Net Investment Income	$ 334,548	$ 610,289
Net Realized Gain on Investments	500,075	1,727,156
Net Change in Unrealized Appreciation on Derivatives & Investments	535,927	4,609,301
Net Increase in Net Assets Resulting from Operations	1,370,550	6,946,746

Distributions to Shareholders:
Distributions	(1,773,021)	(626,363)
Total Distributions	(1,773,021)	(626,363)

Capital Share Transactions:
Proceeds from Sale of Shares	3,372,522	5,313,178
Shares Issued on Reinvestment of Dividends	1,457,981	512,789
Early Redemption Fees (Note 2)	665	902
Cost of Shares Redeemed	(2,423,471)	(6,873,114)
Net Increase (Decrease) from Capital Share Transactions	2,407,697	(1,046,245)

Net Assets:
Net Increase in Net Assets	2,005,226	5,274,138
Beginning of Period/Year	50,724,730	45,450,592
End of Period/Year	$ 52,729,956	$ 50,724,730

Share Transactions:
Shares Sold	186,004	317,296

Shares Issued on Reinvestment of Dividends	82,782	31,022
Shares Redeemed	(134,188)	(419,511)
Net Increase (Decrease) in Shares	134,598	(71,193)
Outstanding at Beginning of Period/Year	2,813,790	2,884,983
Outstanding at End of Period/Year	2,948,388	2,813,790

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2025	8/31/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 424,044	$ 676,980
Net Realized Gain (Loss) on Investments	(4,805)	22,836
Net Change in Unrealized Appreciation (Depreciation) on Derivatives & Investments	44,334	512,797
Net Increase in Net Assets Resulting from Operations	463,573	1,212,613

Distributions to Shareholders:
Distributions	(412,437)	(687,398)
Total Distributions	(412,437)	(687,398)

Capital Share Transactions:
Proceeds from Sale of Shares	7,422,107	4,745,770
Shares Issued on Reinvestment of Dividends	283,772	444,926
Early Redemption Fees (Note 2)	108	564
Cost of Shares Redeemed	(1,187,953)	(3,164,824)
Net Increase from Capital Share Transactions	6,518,034	2,026,436

Net Assets:
Net Increase in Net Assets	6,569,170	2,551,651
Beginning of Period/Year	19,625,873	17,074,222
End of Period/Year	$ 26,195,043	$ 19,625,873

Share Transactions:
Shares Sold	409,534	264,825
Shares Issued on Reinvestment of Dividends	15,681	25,010
Shares Redeemed	(65,608)	(178,326)

Net Increase in Shares	359,607	111,509
Outstanding at Beginning of Period/Year	1,083,446	971,937
Outstanding at End of Period/Year	1,443,053	1,083,446

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2025	8/31/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 30,339	$ 27,298
Net Realized Gain on Investments	2,974,945	2,223,904
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,353,157)	2,867,816
Net Increase (Decrease) in Net Assets Resulting from Operations	(347,873)	5,119,018

Distributions to Shareholders:
Distributions	(1,871,414)	(1,362,233)
Total Distributions	(1,871,414)	(1,362,233)

Capital Share Transactions:
Proceeds from Sale of Shares	1,124,881	3,007,767
Shares Issued on Reinvestment of Dividends	1,543,107	1,117,613
Early Redemption Fees (Note 2)	228	134
Cost of Shares Redeemed	(1,200,913)	(3,548,007)
Net Increase from Capital Share Transactions	1,467,303	577,507

Net Assets:
Net Increase (Decrease) in Net Assets	(751,984)	4,334,292
Beginning of Period/Year	25,227,166	20,892,874
End of Period/Year	$ 24,475,182	$ 25,227,166

Share Transactions:
Shares Sold	15,082	43,239
Shares Issued on Reinvestment of Dividends	22,776	17,223
Shares Redeemed	(16,637)	(51,214)
Net Increase in Shares	21,221	9,248

Outstanding at Beginning of Period/Year	333,486	324,238
Outstanding at End of Period/Year	354,707	333,486

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2025	8/31/2024
Increase in Net Assets From Operations:
Net Investment Income	$ 350,001	$ 615,290
Net Realized Gain on Investments	590,320	399,334
Net Change in Unrealized Appreciation on Investments	348,037	2,712,761
Net Increase in Net Assets Resulting from Operations	1,288,358	3,727,385

Distributions to Shareholders:
Distributions	(351,391)	(617,317)
Total Distributions	(351,391)	(617,317)

Capital Share Transactions:
Proceeds from Sale of Shares	2,180,905	3,227,946
Shares Issued on Reinvestment of Dividends	281,903	496,269
Early Redemption Fees (Note 2)	172	332
Cost of Shares Redeemed	(708,114)	(2,676,832)
Net Increase from Capital Share Transactions	1,754,866	1,047,715

Net Assets:
Net Increase in Net Assets	2,691,833	4,157,783
Beginning of Period/Year	23,518,489	19,360,706
End of Period/Year	$ 26,210,322	$ 23,518,489

Share Transactions:
Shares Sold	80,287	130,893
Shares Issued on Reinvestment of Dividends	10,278	20,566
Shares Redeemed	(25,996)	(110,857)

Net Increase in Shares	64,569	40,602
Outstanding at Beginning of Period/Year	872,353	831,751
Outstanding at End of Period/Year	936,922	872,353

The accompanying notes are an integral part of these financial statements.

ARCHER FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2025	8/31/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 69,796	$ 153,183
Net Realized Gain (Loss) on Investments	9,778	1,203,911
Net Change in Unrealized Appreciation (Depreciation) on Investments	(450,943)	907,454
Net Increase (Decrease) in Net Assets Resulting from Operations	(371,369)	2,264,548

Distributions to Shareholders:
Distributions	(1,108,824)	(82,045)
Total Distributions	(1,108,824)	(82,045)

Capital Share Transactions:
Proceeds from Sale of Shares	984,608	1,069,149
Shares Issued on Reinvestment of Dividends	760,584	56,046
Early Redemption Fees (Note 2)	21	1,576
Cost of Shares Redeemed	(882,840)	(1,182,848)
Net Increase (Decrease) from Capital Share Transactions	862,373	(56,077)

Net Assets:
Net Increase (Decrease) in Net Assets	(617,820)	2,126,426
Beginning of Period/Year	11,154,871	9,028,445
End of Period/Year	$ 10,537,051	$ 11,154,871

Share Transactions:
Shares Sold	38,296	45,269

Shares Issued on Reinvestment of Dividends	32,228	2,544
Shares Redeemed	(34,695)	(50,242)
Net Increase (Decrease) in Shares	35,829	(2,429)
Outstanding at Beginning of Period/Year	411,541	413,970
Outstanding at End of Period/Year	447,370	411,541

The accompanying notes are an integral part of these financial statements.

ARCHER MULTI CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2025	8/31/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 8,870	$ 16,308
Net Realized Gain on Investments	747,481	773,649
Net Change in Unrealized Appreciation (Depreciation) on Investments	(732,446)	836,592
Net Increase in Net Assets Resulting from Operations	23,905	1,626,549

Distributions to Shareholders:
Distributions	(301,026)	(15,143)
Total Distributions	(301,026)	(15,143)

Capital Share Transactions:
Proceeds from Sale of Shares	1,873,560	797,462
Shares Issued on Reinvestment of Dividends	282,216	14,192
Early Redemption Fees (Note 2)	102	-
Cost of Shares Redeemed	(325,526)	(340,192)
Net Increase from Capital Share Transactions	1,830,352	471,462

Net Assets:
Net Increase in Net Assets	1,553,231	2,082,868
Beginning of Period/Year	7,825,625	5,742,757
End of Period/Year	$ 9,378,856	$ 7,825,625

Share Transactions:
Shares Sold	125,009	61,359
Shares Issued on Reinvestment of Dividends	19,490	1,175
Shares Redeemed	(22,096)	(26,234)

Net Increase in Shares	122,403	36,300
Outstanding at Beginning of Period/Year	539,057	502,757
Outstanding at End of Period/Year	661,460	539,057

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2025		8/31/2024		8/31/2023	8/31/2022	8/31/2021	8/31/2020

Net Asset Value, at Beginning of Period/Year	$ 18.03		$ 15.75		$ 14.98	$ 16.54	$ 13.96	$ 13.45

Income (Loss) From Investment Operations:
Net Investment Income *	0.12		0.22		0.19	0.17	0.16	0.21
Net Gain (Loss) on Securities (Realized and Unrealized)	0.36		2.28		1.07	(1.42)	2.59	0.55
Total from Investment Operations	0.48		2.50		1.26	(1.25)	2.75	0.76

Distributions:
Net Investment Income	(0.12)		(0.22)		(0.19)	(0.15)	(0.17)	(0.21)
Realized Gains	(0.51)		-	**	(0.30)	(0.16)	-	(0.04)
Total from Distributions	(0.63)		(0.22)		(0.49)	(0.31)	(0.17)	(0.25)

Proceeds from Redemption Fees **	-		-		-	-	-	-

Net Asset Value, at End of Period/Year	$ 17.88		$ 18.03		$ 15.75	$ 14.98	$ 16.54	$ 13.96

Total Return ***	2.69%	(b)	16.03%		8.72%	(7.70)%	19.82%	5.79%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 52,730		$ 50,725		$ 45,451	$ 44,215	$ 51,011	$ 41,621
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.27%	(a)	1.30%		1.31%	1.30%	1.27%	1.36%
Ratio of Net Investment Income to Average Net Assets	1.24%	(a)	1.21%		1.15%	0.94%	0.98%	1.38%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20%	(a)	1.20%		1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.31%	(a)	1.31%		1.26%	1.04%	1.05%	1.55%
Portfolio Turnover	7.71%	(b)	11.69%		1.79%	6.35%	17.23%	25.35%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2025		8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020

Net Asset Value, at Beginning of Period/Year	$ 18.11		$ 17.57	$ 17.99	$ 19.76	$ 19.51	$ 19.47

Income (Loss) From Investment Operations:
Net Investment Income *	0.34		0.70	0.62	0.47	0.51	0.51
Net Gain (Loss) on Securities (Realized and Unrealized)	0.02		0.55	(0.45)	(1.77)	0.26	0.05
Total from Investment Operations	0.36		1.25	0.17	(1.30)	0.77	0.56

Distributions:
Net Investment Income	(0.32)		(0.71)	(0.59)	(0.47)	(0.52)	(0.52)
Total from Distributions	(0.32)		(0.71)	(0.59)	(0.47)	(0.52)	(0.52)

Proceeds from Redemption Fees **	-		-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 18.15		$ 18.11	$ 17.57	$ 17.99	$ 19.76	$ 19.51

Total Return ***	2.03%	(b)	7.25%	0.99%	(6.66)%	3.97%	2.93%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 26,195		$ 19,626	$ 17,074	$ 9,431	$ 11,309	$ 11,715
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.44%	(a)	1.56%	1.66%	1.83%	1.73%	1.71%
Ratio of Net Investment Income to Average Net Assets	3.30%	(a)	3.32%	2.81%	1.60%	1.84%	1.91%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.96%	(a)	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of Net Investment Income to Average Net Assets	3.79%	(a)	3.92%	3.52%	2.47%	2.61%	2.67%
Portfolio Turnover	12.81%	(b)	23.30%	16.24%	14.52%	29.76%	20.48%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2025		8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020

Net Asset Value, at Beginning of Period/Year	$ 75.65		$ 64.44	$ 57.11	$ 71.62	$ 54.69	$ 45.90

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.09		0.08	0.08	(0.09)	(0.15)	0.10
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.19)		15.46	8.89	(11.58)	17.09	11.03
Total from Investment Operations	(1.10)		15.54	8.97	(11.67)	16.94	11.13

Distributions:
Net Investment Income	(0.13)		(0.04)	(0.05)	-	(0.01)	(0.15)
Realized Gains	(5.42)		(4.29)	(1.59)	(2.84)	-	(2.19)
Total from Distributions	(5.55)		(4.33)	(1.64)	(2.84)	(0.01)	(2.34)

Proceeds from Redemption Fees **	-		-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 69.00		$ 75.65	$ 64.44	$ 57.11	$ 71.62	$ 54.69

Total Return ***	(1.33)%	(b)	25.24%	16.17%	(17.09)%	30.97%	24.99%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 24,475		$ 25,227	$ 20,893	$ 22,117	$ 27,990	$ 21,889
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.38%	(a)	1.39%	1.44%	1.38%	1.38%	1.46%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.10%	(a)	(0.04)%	(0.07)%	(0.29)%	(0.40)%	(0.02)%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.23%	(a)	1.23%	1.23%	1.23%	1.23%	1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.24%	(a)	0.12%	0.14%	(0.14)%	(0.24)%	0.22%
Portfolio Turnover	23.46%	(b)	8.56%	6.58%	8.04%	14.90%	22.05%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2025		8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020

Net Asset Value, at Beginning of Period/Year	$ 26.96		$ 23.28	$ 24.13	$ 24.02	$ 18.99	$ 21.36

Income (Loss) From Investment Operations:
Net Investment Income *	0.39		0.73	0.75	0.58	0.53	0.69
Net Gain (Loss) on Securities (Realized and Unrealized)	1.01		3.69	(0.89)	0.03	5.02	(2.35)
Total from Investment Operations	1.40		4.42	(0.14)	0.61	5.55	(1.66)

Distributions:
Net Investment Income	(0.39)		(0.74)	(0.71)	(0.50)	(0.52)	(0.71)
Total from Distributions	(0.39)		(0.74)	(0.71)	(0.50)	(0.52)	(0.71)

Proceeds from Redemption Fees **	-		-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 27.97		$ 26.96	$ 23.28	$ 24.13	$ 24.02	$ 18.99

Total Return ***	5.23%	(b)	19.39%	(0.59)%	2.51%	29.56%	(7.87)%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 26,210		$ 23,518	$ 19,361	$ 24,545	$ 23,596	$ 17,504
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.38%	(a)	1.42%	1.43%	1.38%	1.44%	1.49%
Ratio of Net Investment Income to Average Net Assets	2.49%	(a)	2.59%	2.71%	1.94%	2.02%	2.90%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.98%	(a)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of Net Investment Income to Average Net Assets	2.89%	(a)	3.03%	3.15%	2.34%	2.47%	3.40%
Portfolio Turnover	7.10%	(b)	14.03%	10.37%	18.05%	25.30%	37.00%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

ARCHER FOCUS FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended		Years Ended				Period Ended
	2/28/2025		8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	+

Net Asset Value, at Beginning of Period/Year	$ 27.11		$ 21.81	$ 21.51	$ 25.41	$ 20.67	$ 20.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.16		0.37	0.44	0.34	0.15	0.12
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.05)		5.13	1.23	(1.82)	4.69	0.65
Total from Investment Operations	(0.89)		5.50	1.67	(1.48)	4.84	0.77

Distributions:
Net Investment Income	(0.38)		(0.20)	(0.40)	(0.29)	(0.10)	(0.10)
Realized Gains	(2.29)		-	(0.97)	(2.13)	-	-
Total from Distributions	(2.67)		(0.20)	(1.37)	(2.42)	(0.10)	(0.10)

Proceeds from Redemption Fees **	-		-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 23.55		$ 27.11	$ 21.81	$ 21.51	$ 25.41	$ 20.67

Total Return ***	(3.31)%	(b)	25.42%	8.25%	(6.67)%	23.46%	3.96%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 10,537		$ 11,155	$ 9,028	$ 3,438	$ 3,691	$ 1,964
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.59%	(a)	1.66%	1.77%	2.61%	3.28%	4.68%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.66%	(a)	0.89%	1.24%	(0.17)%	(1.51)%	(2.46)%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.99%	(a)	0.98%	0.98%	0.98%	1.12%	1.20%	(a)
Ratio of Net Investment Income to Average Net Assets	1.26%	(a)	1.56%	2.03%	1.45%	0.64%	1.01%	(a)
Portfolio Turnover	3.43%	(b)	89.11%	69.27%	64.39%	120.30%	56.25%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ For the period December 30, 2019 (commencement of investment operations) through August 31, 2020.
(a) Annualized
(b) Not annualized
The accompanying notes are an integral part of these financial statements.

ARCHER MULTI CAP FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended		Years Ended					Period Ended
	2/28/2025		8/31/2024	8/31/2023	8/31/2022		8/31/2021	8/31/2020	+

Net Asset Value, at Beginning of Period/Year	$ 14.52		$ 11.42	$ 10.97	$ 13.50		$ 10.32	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.02		0.03	0.05	(0.02)		(0.03)	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	0.16		3.10	1.13	(2.29)		3.23	0.31
Total from Investment Operations	0.18		3.13	1.18	(2.31)		3.20	0.35

Distributions:
Net Investment Income	(0.03)		(0.03)	(0.04)	-	**	(0.02)	(0.03)
Realized Gains	(0.49)		-	(0.69)	(0.22)		-	-
Total from Distributions	(0.52)		(0.03)	(0.73)	(0.22)		(0.02)	(0.03)

Proceeds from Redemption Fees **	-		-	-	-		-	-

Net Asset Value, at End of Period/Year	$ 14.18		$ 14.52	$ 11.42	$ 10.97		$ 13.50	$ 10.32

Total Return ***	1.18%	(b)	27.46%	11.75%	(17.42)%		31.07%	3.55%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 9,379		$ 7,826	$ 5,743	$ 4,262		$ 4,856	$ 2,274
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.70%	(a)	1.78%	1.88%	1.98%		2.39%	3.05%	(a)
Ratio of Net Investment Loss to Average Net Assets	(0.54)%	(a)	(0.58)%	(0.46)%	(1.16)%		(1.70)%	(1.51)%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.95%	(a)	0.95%	0.95%	0.95%		0.95%	0.95%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.21%	(a)	0.25%	0.47%	(0.13)%		(0.26)%	0.58%	(a)
Portfolio Turnover	51.99%	(b)	57.42%	52.08%	62.50%		39.02%	39.09%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
+ For the period December 30, 2019 (commencement of investment operations) through August 31, 2020.
(a) Annualized
(b) Not annualized
The accompanying notes are an integral part of these financial statements.

Archer Funds

Notes to Financial Statements

February 28, 2025 (Unaudited)

NOTE 1. ORGANIZATION

The Archer Investment Series Trust, an Ohio business trust (the “Trust”), is an open-end investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Trust currently consists of six funds: The Archer Balanced Fund (the “Balanced Fund”), the Archer Income Fund (the “Income Fund”), the Archer Stock Fund (the “Stock Fund”), the Archer Dividend Growth Fund (the “Dividend Growth Fund”), the Archer Focus Fund (the “Focus Fund), and the Archer Multi Cap Fund (the “Multi Cap Fund), each a diversified fund, (collectively referred to as the “Funds”).

The Balanced Fund commenced operations on September 27, 2005. The investment objective of the Balanced Fund is total return.  Total return is comprised of both income and capital appreciation. The Income Fund and the Stock Fund each commenced investment operations on March 11, 2011. The investment objective of the Income Fund is income while secondarily striving for capital appreciation. The investment objective of the Stock Fund is capital appreciation. The Archer Dividend Growth Fund commenced operations on September 1, 2016. The investment objective of the Dividend Growth Fund is to provide income and, as a secondary focus, long-term capital appreciation. The Focus Fund and Multi Cap Fund each commenced operations on December 30, 2019. The investment objective of the Focus Fund is long-term growth of capital. The investment objective of the Multi Cap Fund is long-term growth of capital. The investment advisor to the Funds is Archer Investment Corporation, Inc. (the “Advisor”). See Note 5 for additional information regarding the Advisor.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes- The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021-2023) or expected to be taken in the Funds’ 2024 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended February 28, 2025, the Funds did not incur any interest or penalties.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the straight line method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.

Dividends and Distributions – The Funds typically will distribute substantially all of their net investment income in the form of dividends and capital gains to its shareholders. The Balanced Fund will distribute dividends quarterly and capital gains annually, and expects that distributions will consist primarily of ordinary income. The Income and Dividend Growth Fund will distribute dividends monthly and capital gains annually, and expect that distributions will consist primarily of ordinary income. The Stock Fund, Focus Fund, and Multi Cap Fund may distribute dividends quarterly and capital gains annually, and expect that distributions will consist primarily of ordinary income. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee. The Funds will each impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if shares are redeemed within 90 calendar days of purchase. For the six months ended February 28, 2025, the Balanced Fund, Income Fund, Stock Fund, Dividend Growth Fund, Focus Fund, and Multi Cap Fund collected $665, $108, $228, $172, $21, and $102 in redemption fees, respectively.

Options - The Balanced and Income Funds may sell covered call options as part of their investment programs to obtain market exposure or to manage risk or hedge against adverse market conditions. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Neither the Balanced or Income Funds engaged in options activity during the fiscal six months ended February 28, 2025.

Structured Notes – The Balanced Fund and Income Fund invest in structured notes which are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer. See Note 4 for additional information related to Structured Notes.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

NOTE 3. SECURITIES VALUATION

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•	Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock, exchange traded fund/notes, real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Fixed income securities (corporate bonds, municipal bonds, preferred bonds and structured notes). The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

U.S. government agencies & obligations. U.S. government agencies & obligations are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government obligations are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value Balanced Fund’s assets measured at fair value as of February 28, 2025:

BALANCED FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 34,044,076	$ -	$ -	$ 34,044,076
Corporate Bonds *	-	10,470,038	-	10,470,038
Municipal Bonds	-	1,997,118	-	1,997,118
Real Estate Investment Trusts	1,949,348	-	-	1,949,348
Preferred Securities *	250,410	272,665	-	523,075
Structured Notes *	-	439,422	-	439,422
U.S. Government Agencies & Obligations	-	733,096	-	733,096
Money Market Fund	2,422,651	-	-	2,422,651
	$ 38,666,485	$13,912,339	$ -	$ 52,578,824

The following table summarizes the inputs used to value Income Fund’s assets measured at fair value as of February 28, 2025:

INCOME FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Corporate Bonds *	$ -	$ 15,216,245	$ -	$ 15,216,245
Exchange Traded Funds	807,450	-	-	807,450
Municipal Bonds	-	3,078,623	-	3,078,623
Preferred Securities *	253,770	502,148	-	755,918
Structured Notes *	-	550,664	-	550,664
U.S. Government Agencies & Obligations	-	1,232,894	-	1,232,894
Money Market Fund	4,292,427	-	-	4,292,427
	$ 5,353,647	$ 20,580,574	$ -	$25,934,221

The following table summarizes the inputs used to value Stock Fund’s assets measured at fair value as of February 28, 2025:

STOCK FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 23,683,676	$ -	$ -	$ 23,683,676
Real Estate Investment Trust	378,341			378,341
Money Market Fund	386,015	-	-	386,015
	$ 24,448,032	$ -	$ -	$ 24,448,032

The following table summarizes the inputs used to value Dividend Growth Fund’s assets measured at fair value as of February 28, 2025:

DIVIDEND GROWTH FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 21,855,446	$ -	$ -	$ 21,855,446
Real Estate Investment Trusts	2,492,366	-	-	2,492,366
Money Market Fund	1,769,182	-	-	1,769,182
	$ 26,116,994	$ -	$ -	$ 26,116,994

The following table summarizes the inputs used to value Focus Fund’s assets measured at fair value as of February 28, 2025:

FOCUS FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 9,647,578	$ -	$ -	$ 9,647,578
Real Estate Investment Trusts	856,507	-	-	856,507
Money Market Fund	22,518	-	-	22,518
	$ 10,526,603	$ -	$ -	$ 10,526,603

The following table summarizes the inputs used to value Multi Cap Fund’s assets measured at fair value as of February 28, 2025:

MULTI CAP FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 8,440,542	$ -	$ -	$ 8,440,542
Real Estate Investment Trusts	330,910	-	-	330,910
Money Market Fund	604,060	-	-	604,060
	$ 9,375,512	$ -	$ -	$ 9,375,512

*Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

The Funds did not hold any Level 3 assets during the six months ended February 28, 2025; therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is each Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

The Funds may use certain options (both traded on an exchange and over-the-counter), futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

As of February 28, 2025, there were no options outstanding in any Fund. The Funds did not have any options transactions during the six months ended February 28, 2025.

The location on the Statement of Assets and Liabilities of the Balanced and Income Funds’ derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Asset Derivatives

Investment in Securities, at Value

Structured Notes

Balanced Fund $ 439,422

Income Fund $ 647,675

Unrealized gains and losses on derivatives during the six months ended February 28, 2025, for the Balanced and Income Funds, are included in the Statement of Operations, in the location, “Net Change in Unrealized Appreciation on Derivatives” as follows:

Balanced Fund $ 9,698 Income Fund $ 12,664

There were no realized gains or losses on sales of Structured Notes, included in the Statement of Operations, in the location, “Net Realized Gain on Investments” for the six months ended February 28, 2025 for the Balanced and Income Funds, respectively.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments.  As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of each Fund’s average daily net assets. For the six months ended February 28, 2025, the Advisor accrued the following fees before the waivers and reimbursements described below:

Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund

Advisor Fees Accrued	$ 127,663	$ 55,892	$ 62,181	$ 60,518	$ 27,719	$ 21,018

At February 28, 2028, the following fees were due to the Advisor or due from the Advisor after Advisor waived fees and owed the fund for reimbursement of expenses:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Due to Advisor	$ 18,892	$ -	$ 6,401	$ 1,417	$ -	$ -
Due from Advisor	$ -	$ 229	$ -	$ -	$ 1,353	$ 1,936

The Advisor also performs administrative duties for the Funds including all regulatory reporting and necessary office equipment, personnel and facilities, in which the Advisor receives administrative fees. Administrative fees are paid according to the following schedule for each of the Funds: 0.50% on average net assets under $50 million, 0.07% on assets from $50 million up to $100 million, 0.05% on average net assets over $100 million up to $150 million, and 0.03% on assets over $150 million. The minimum monthly fee is $2,500. As of and for the six months ended February 28, 2025, Administrative fees earned and payable to the Advisor were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Administrative Fees Accrued	$ 124,474	$ 55,892	$ 62,181	$ 60,518	$ 27,719	$ 21,018
Administrative Fees Due	$ 19,338	$ 9,817	$ 9,547	$ 9,788	$ 4,200	$ 3,646

Archer Balanced Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests) do not exceed 1.20% of the Balanced Fund’s average daily net assets. For the six months ended February 28, 2025, the Advisor waived fees of $18,366.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 1.20% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2027 totaled $142,436.

The amounts subject to repayment by the Balanced Fund, pursuant to the aforementioned conditions, at August 31, 2024 were as follows:

Subject to Repayment
Amount	by August 31,
$ 47,506	2025
$ 48,353	2026
$ 46,577	2027

Archer Income Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) do not exceed 0.96% of the Income Fund’s average daily net assets. For the six months ended February 28, 2025, the Advisor waived fees of $54,283.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.96% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2027 totaled $282,491.

The amounts subject to repayment by the Income Fund, pursuant to the aforementioned conditions, at August 31, 2024 were as follows:

Subject to Repayment
Amount	by August 31,
$ 88,259	2025
$ 90,296	2026
$103,936	2027

Archer Stock Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests) do not exceed 1.23% of the Stock Fund’s average daily net assets. For the six months ended February 28, 2025, the Advisor waived fees of $18,126.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 1.23% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2027 totaled $116,607.

The amounts subject to repayment by the Stock Fund, pursuant to the aforementioned conditions, at August 31, 2024 were as follows:

Subject to Repayment
Amount	by August 31,
$ 37,281	2025
$ 43,793	2026
$ 35,533	2027

Archer Dividend Growth Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Dividend Growth Fund invests) do not exceed 0.98% of the Dividend Growth Fund’s average daily net assets. For the six months ended February 28, 2025, the Advisor waived fees of $48,545.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.98% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2027 totaled $287,453.

The amounts subject to repayment by the Dividend Growth Fund, pursuant to the aforementioned conditions, at August 31, 2024 were as follows:

Subject to Repayment
Amount	by August 31,

$ 98,432	2025
$ 99,666	2026
$ 89,355	2027

Archer Focus Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Focus Fund invests) do not exceed 0.98% of the Focus Fund’s average daily net assets. For the six months ended February 28, 2025, the Advisor waived fees of $27,719 and reimbursed the Focus Fund $5,744 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.98% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2027 totaled $174,434.

The amounts subject to repayment by the Focus Fund, pursuant to the aforementioned conditions, at August 31, 2024 were as follows:

Subject to Repayment
Amount	by August 31,
$ 60,070	2025
$ 48,117	2026
$ 66,247	2027

Archer Multi Cap Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2026 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Multi Cap invests) do not exceed 0.95% of the Multi Cap Fund’s average daily net assets. For the six months ended February 28, 2025, the Advisor waived fees of $21,018 and reimbursed the Multi Cap Fund $10,398 in expenses.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.95% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2027 totaled $150,151.

The amounts subject to repayment by the Multi Cap Fund, pursuant to the aforementioned conditions, at August 31, 2024 were as follows:

Subject to Repayment
Amount	by August 31,
$ 46,990	2025
$ 48,165	2026
$ 54,996	2027

Related Party

Umberto Anastasi is an officer of the Trust, and therefore an interested person. Mr. Anastasi is an employee of Mutual Shareholder Services, LLC (“MSS”). MSS is the transfer agent and fund accountant of the Funds. For the six months ended February 28, 2025, MSS earned fees of $100,763 from the Trust. The Multi Cap Fund will receive a discount of between 10% - 50% on fund accounting fees until assets reach $10 million.

Brandon Pokersnik is the chief compliance officer of the Trust as of November 2017, and therefore an interested person. Mr. Pokersnik is an employee of MSS. For the six months ended February 28, 2025, Mr. Pokersnik earned fees of $6,461 from the Trust.

Troy Patton is an officer of the Trust and President of the Adviser, and therefore an interested person. There are certain shareholders of the Funds that also have a direct, regular discretionary investment accounts with the Adviser. As compensation for its management services for these particular shareholder accounts, the Adviser’s annual fee shall be 1% of the market value of the assets under management. These fees are in addition to the Management Fees earned by the Adviser as reported on the Statement of Operations of each Fund and are included in shareholder redemptions in each Fund’s Statement of Changes in Net Assets. For the six months ended February 28, 2025, the Advisor earned fees from these shareholder accounts as follows:

Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
$ 3,169	$ 81	$ 3,188	$ 379	$ 47	$ 11

NOTE 6.  INVESTMENTS

For the six months ended February 28, 2025, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Purchases	$ 5,586,237	$ 7,058,660	$ 5,989,193	$ 2,850,376	$ 371,749	$ 5,392,976
Sales	$ 3,705,870	$ 2,436,243	$ 5,613,409	$ 1,617,375	$ 418,741	$ 4,198,642

For the six months ended February 28, 2025, long-term purchases and sales of U.S. government obligations were $0 and $0, respectively, for the Balanced Fund. For the six months ended February 28, 2025, long-term purchases and sales of U.S. government obligations were $0 and $550,000, respectively, for the Income Fund.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of February 28, 2025, the shareholders listed in the table below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund and may be deemed to control each of the respective Funds:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
First Clearing, LLC.	25%	N/A	25%	N/A	N/A	N/A
Wells Fargo Clearing Services, LLC.	35%	44%	39%	51%	66%	94%
NFS, LLC.	N/A	25%	N/A	N/A	28%	N/A

NOTE 8. TAX MATTERS

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of August 31, 2024, the Trust’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund	Focus Fund	Multi Cap Fund
Unrealized Appreciation/(Depreciation)	$19,671,935	$ (352,863)	$12,841,971	$ 6,249,165	$1,435,742	$1,699,238
Undistributed Ordinary Income	95,042	-	175,061	143,589	537,088	134,496
Deferral of Post-October Losses	-	(1,605)	-	-	-	-
Undistributed long-term capital gains	1,441,064	-	1,532,545	-	510,404	153,259
Capital loss carryforward: +
Short term (no expiration)	-	(209,633)	-	(883,630)	-	-
Long term (no expiration)	-	(203,636)	-	-	-	-

Total Distributable Earnings/(Deficit)	$21,208,041	$(767,737)	$14,549,577	$ 5,509,124	$2,483,234	$1,986,993

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. Each Fund’s carryforward losses, post-October losses and post December ordinary losses are determined only at the end of each fiscal year.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years. The Funds will not make distributions from capital gains while a capital loss remains.

As of August 31, 2024 for U.S. Federal income tax purposes, the cost of securities owned, unrealized appreciation (depreciation) of investments for the Funds was as follows:

	Balanced	Income	Stock	Dividend	Focus	Multi
	Fund	Fund	Fund	Growth Fund	Fund	Cap Fund

Gross unrealized appreciation on investment securities	$20,409,600	$ 189,204	$12,969,515	$ 6,715,638	$1,561,328	$ 1,970,851
Gross unrealized depreciation on investment securities	(737,665)	(542,067)	(127,544)	(466,473)	(125,586)	(271,613)
Net unrealized appreciation/(depreciation)	$19,671,935	$ (352,863)	$12,841,971	$ 6,249,165	$1,435,742	$ 1,699,238

Tax cost of investments (including short-term investments) *	$30,877,387	$ 19,807,610	$12,327,353	$17,160,178	$9,711,441	$ 6,092,549

* The difference between book and tax cost represents disallowed wash sales for tax purposes for the Balanced Fund and Multi Cap Fund.

The Funds paid the following distributions for the six months ended February 28, 2025, and year ended August 31, 2024, as applicable:

	Period Ended	$ Amount	Tax Character

Balanced Fund	2/28/2025	$ 331,956	Ordinary Income
Balanced Fund	2/28/2025	$ 1,441,065	Long Term Capital Gain

Income Fund	2/28/2025	$ 412,437	Ordinary Income

Stock Fund	2/28/2025	$ 190,948	Ordinary Income
Stock Fund	2/28/2025	$ 1,680,466	Long Term Capital Gain

Dividend Growth Fund	2/28/2025	$ 351,391	Ordinary Income

Focus Fund	2/28/2025	$ 598,420	Ordinary Income
Focus Fund	2/28/2025	$ 510,404	Long Term Capital Gain

Multi Cap Fund	2/28/2025	$ 147,696	Ordinary Income
Multi Cap Fund	2/28/2025	$ 153,330	Long Term Capital Gain

	Year Ended	$ Amount	Tax Character

Balanced Fund	8/31/2024	$ 616,422	Ordinary Income
Balanced Fund	8/31/2024	$ 9,941	Long Term Capital Gain

Income Fund	8/31/2024	$ 687,398	Ordinary Income

Stock Fund	8/31/2024	$ 12,537	Ordinary Income
Stock Fund	8/31/2024	$ 1,349,696	Long Term Capital Gain

Dividend Growth Fund	8/31/2024	$ 617,317	Ordinary Income

Focus Fund	8/31/2024	$ 82,045	Ordinary Income

Multi Cap Fund	8/31/2024	$ 15,143	Ordinary Income

NOTE 9. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

NOTE 10. MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on each Fund and its investments and could result in increased premiums or discounts to each Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 11. SUBSEQUENT EVENTS

On March 28, 2025, the following Funds declared distributions form ordinary income to shareholders of record as of March 28, 2025:

Ordinary Income Per Share Amount

Balanced Fund $172,940 $0.06

Income Fund $ 85,623 $0.06

Dividend Growth Fund $ 63,061 $0.07

On April 29, 2025, the following Funds declared distributions form ordinary income to shareholders of record as of April 29, 2025:

Ordinary Income Per Share Amount

Income Fund $ 89,939 $0.06

Dividend Growth Fund $ 33,516 $0.04

Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no additional subsequent events requiring disclosure in the financial statements for the Funds.

Archer Funds

Additional Information

February 28, 2025 (Unaudited)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800)238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) EX-99.CODE ETH. Not Applicable.

(a)(2) EX-99.CERT. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)       EX-99.906CERT. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Investment Series Trust

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date: May 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date: May 6, 2025

By /s/Bob Anastasi

   * Bob Anastasi

     Treasurer

Date: May 6, 2025

* Print the name and title of each signing officer under his or her signature.